UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-05986

T. Rowe Price Index Trust, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

December 31, 2025

Mid-Cap Index Fund

Investor Class (TRMNX)

This annual shareholder report contains important information about Mid-Cap Index Fund (the "fund") for the period of January 1, 2025 to December 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid-Cap Index Fund - Investor Class	$29	0.27%

What drove fund performance during the past 12 months?

  Mid-cap U.S. stocks rose in 2025. After a challenging start to the year stemming from new U.S. tariffs, equities advanced as economic growth and corporate earnings remained favorable, investors favored artificial intelligence-related and other high-growth businesses, and Congress passed tax legislation that should help stimulate the economy. In addition, signs of a weakening labor market prompted the Federal Reserve to resume reducing short-term interest rates in the latter part of the year. The central bank lowered rates in September, October, and December.

  Financials names produced robust results during the period, thanks in part to lower short-term interest rates and strong equity market gains. Capital markets companies performed very well during the year, as Robinhood Markets advanced strongly. The industrials and business services sector also generated strong gains during the period; the aerospace and defense segment performed particularly well, led by Rocket Lab.

  Consumer staples was the only sector to detract from absolute returns during the reporting period. Personal care products companies were particularly weak, dragged down by BellRing Brands.

  The fund, which is not available for direct purchase by members of the public, employs a full replication strategy, which involves investing substantially all of its assets in all of the stocks in the index and seeking to maintain holdings of each stock in proportion to its weight in the index. By replicating the structure of the Russell Select Mid Cap Index, our intention is to closely track its performance.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2025

	Investor Class	Regulatory Benchmark	Strategy Benchmark
2015	10,000	10,000	10,000
2016	10,010	10,097	9,989
2016	10,341	10,362	10,316
2016	10,942	10,818	10,931
2016	11,333	11,274	11,315
2017	11,993	11,921	11,988
2017	12,364	12,280	12,370
2017	12,910	12,842	12,913
2017	13,700	13,656	13,710
2018	13,743	13,568	13,766
2018	14,311	14,095	14,336
2018	14,987	15,099	15,033
2018	12,570	12,940	12,590
2019	14,707	14,757	14,727
2019	15,267	15,361	15,309
2019	15,061	15,540	15,108
2019	16,279	16,954	16,354
2020	12,049	13,410	12,103
2020	16,158	16,364	16,251
2020	18,382	17,871	18,511
2020	23,000	20,495	23,166
2021	23,877	21,796	24,083
2021	25,893	23,592	26,144
2021	25,267	23,568	25,521
2021	25,459	25,754	25,732
2022	22,906	24,395	23,159
2022	17,932	20,321	18,146
2022	17,489	19,413	17,696
2022	18,169	20,808	18,399
2023	19,599	22,302	19,866
2023	21,003	24,172	21,288
2023	20,499	23,386	20,788
2023	23,555	26,209	23,909
2024	25,517	28,835	25,911
2024	24,649	29,762	25,038
2024	26,518	31,616	26,960
2024	28,228	32,448	28,727
2025	26,047	30,916	26,488
2025	29,813	34,314	30,348
2025	31,967	37,120	32,554
2025	31,769	38,012	32,382

202501-4140694, 202601-5113308

F32-052 2/26

Average Annual Total Returns

	1 Year	5 Years	10 Years
Mid-Cap Index Fund (Investor Class)	12.54%	6.67%	12.25%
Russell 3000 Index (Regulatory Benchmark)	17.15	13.15	14.29
Russell Select Mid Cap Index (Strategy Benchmark)	12.73	6.93	12.47

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$347,465
  Number of Portfolio Holdings515
  Investment Advisory Fees Paid (000s)$(191)
  Portfolio Turnover Rate39.3%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Industrials & Business Services	19.2%
Information Technology	18.9
Financials	16.7
Consumer Discretionary	11.6
Health Care	10.0
Communication Services	6.2
Real Estate	4.8
Materials	4.8
Energy	3.2
Other	4.6

Top Ten Holdings (as a % of Net Assets)

Spotify Technology	1.9%
Marvell Technology	1.5
Snowflake	1.5
Cloudflare	1.3
Vertiv Holdings	1.3
NU Holdings	1.2
Alnylam Pharmaceuticals	1.0
ROBLOX	1.0
Anglogold Ashanti	0.9
Ferguson Enterprises	0.9

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Mid-Cap Index Fund

Investor Class (TRMNX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

December 31, 2025

Mid-Cap Index Fund

I Class (TRMSX)

This annual shareholder report contains important information about Mid-Cap Index Fund (the "fund") for the period of January 1, 2025 to December 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid-Cap Index Fund - I Class	$15	0.14%

What drove fund performance during the past 12 months?

  Mid-cap U.S. stocks rose in 2025. After a challenging start to the year stemming from new U.S. tariffs, equities advanced as economic growth and corporate earnings remained favorable, investors favored artificial intelligence-related and other high-growth businesses, and Congress passed tax legislation that should help stimulate the economy. In addition, signs of a weakening labor market prompted the Federal Reserve to resume reducing short-term interest rates in the latter part of the year. The central bank lowered rates in September, October, and December.

  Financials names produced robust results during the period, thanks in part to lower short-term interest rates and strong equity market gains. Capital markets companies performed very well during the year, as Robinhood Markets advanced strongly. The industrials and business services sector also generated strong gains during the period; the aerospace and defense segment performed particularly well, led by Rocket Lab.

  Consumer staples was the only sector to detract from absolute returns during the reporting period. Personal care products companies were particularly weak, dragged down by BellRing Brands.

  The fund, which is not available for direct purchase by members of the public, employs a full replication strategy, which involves investing substantially all of its assets in all of the stocks in the index and seeking to maintain holdings of each stock in proportion to its weight in the index. By replicating the structure of the Russell Select Mid Cap Index, our intention is to closely track its performance.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2025

	I Class	Regulatory Benchmark	Strategy Benchmark
2015	10,000	10,000	10,000
2016	10,010	10,097	9,989
2016	10,341	10,362	10,316
2016	10,952	10,818	10,931
2016	11,343	11,274	11,315
2017	12,014	11,921	11,988
2017	12,396	12,280	12,370
2017	12,932	12,842	12,913
2017	13,735	13,656	13,710
2018	13,778	13,568	13,766
2018	14,348	14,095	14,336
2018	15,036	15,099	15,033
2018	12,612	12,940	12,590
2019	14,756	14,757	14,727
2019	15,329	15,361	15,309
2019	15,123	15,540	15,108
2019	16,356	16,954	16,354
2020	12,100	13,410	12,103
2020	16,235	16,364	16,251
2020	18,490	17,871	18,511
2020	23,136	20,495	23,166
2021	24,015	21,796	24,083
2021	26,062	23,592	26,144
2021	25,434	23,568	25,521
2021	25,628	25,754	25,732
2022	23,065	24,395	23,159
2022	18,070	20,321	18,146
2022	17,626	19,413	17,696
2022	18,306	20,808	18,399
2023	19,758	22,302	19,866
2023	21,182	24,172	21,288
2023	20,676	23,386	20,788
2023	23,775	26,209	23,909
2024	25,763	28,835	25,911
2024	24,889	29,762	25,038
2024	26,783	31,616	26,960
2024	28,528	32,448	28,727
2025	26,311	30,916	26,488
2025	30,115	34,314	30,348
2025	32,304	37,120	32,554
2025	32,113	38,012	32,382

202501-4140694, 202601-5113308

F534-052 2/26

Average Annual Total Returns

	1 Year	5 Years	10 Years
Mid-Cap Index Fund (I Class)	12.57%	6.78%	12.37%
Russell 3000 Index (Regulatory Benchmark)	17.15	13.15	14.29
Russell Select Mid Cap Index (Strategy Benchmark)	12.73	6.93	12.47

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$347,465
  Number of Portfolio Holdings515
  Investment Advisory Fees Paid (000s)$(191)
  Portfolio Turnover Rate39.3%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Industrials & Business Services	19.2%
Information Technology	18.9
Financials	16.7
Consumer Discretionary	11.6
Health Care	10.0
Communication Services	6.2
Real Estate	4.8
Materials	4.8
Energy	3.2
Other	4.6

Top Ten Holdings (as a % of Net Assets)

Spotify Technology	1.9%
Marvell Technology	1.5
Snowflake	1.5
Cloudflare	1.3
Vertiv Holdings	1.3
NU Holdings	1.2
Alnylam Pharmaceuticals	1.0
ROBLOX	1.0
Anglogold Ashanti	0.9
Ferguson Enterprises	0.9

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Mid-Cap Index Fund

I Class (TRMSX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

December 31, 2025

Mid-Cap Index Fund

Z Class (TRSZX)

This annual shareholder report contains important information about Mid-Cap Index Fund (the "fund") for the period of January 1, 2025 to December 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid-Cap Index Fund - Z Class	$0	0.00%

What drove fund performance during the past 12 months?

  Mid-cap U.S. stocks rose in 2025. After a challenging start to the year stemming from new U.S. tariffs, equities advanced as economic growth and corporate earnings remained favorable, investors favored artificial intelligence-related and other high-growth businesses, and Congress passed tax legislation that should help stimulate the economy. In addition, signs of a weakening labor market prompted the Federal Reserve to resume reducing short-term interest rates in the latter part of the year. The central bank lowered rates in September, October, and December.

  Financials names produced robust results during the period, thanks in part to lower short-term interest rates and strong equity market gains. Capital markets companies performed very well during the year, as Robinhood Markets advanced strongly. The industrials and business services sector also generated strong gains during the period; the aerospace and defense segment performed particularly well, led by Rocket Lab.

  Consumer staples was the only sector to detract from absolute returns during the reporting period. Personal care products companies were particularly weak, dragged down by BellRing Brands.

  The fund, which is not available for direct purchase by members of the public, employs a full replication strategy, which involves investing substantially all of its assets in all of the stocks in the index and seeking to maintain holdings of each stock in proportion to its weight in the index. By replicating the structure of the Russell Select Mid Cap Index, our intention is to closely track its performance.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2025

	Z Class	Regulatory Benchmark	Strategy Benchmark
3/16/20	10,000	10,000	10,000
3/31/20	11,017	10,865	11,008
6/30/20	14,785	13,259	14,781
9/30/20	16,840	14,480	16,836
12/31/20	21,074	16,606	21,071
3/31/21	21,898	17,659	21,905
6/30/21	23,764	19,115	23,779
9/30/21	23,203	19,095	23,212
12/31/21	23,391	20,867	23,404
3/31/22	21,064	19,765	21,064
6/30/22	16,505	16,464	16,505
9/30/22	16,099	15,729	16,095
12/31/22	16,731	16,859	16,734
3/31/23	18,069	18,069	18,069
6/30/23	19,371	19,585	19,362
9/30/23	18,921	18,948	18,908
12/31/23	21,765	21,235	21,746
3/31/24	23,584	23,362	23,567
6/30/24	22,798	24,114	22,773
9/30/24	24,543	25,616	24,521
12/31/24	26,144	26,290	26,128
3/31/25	24,114	25,049	24,092
6/30/25	27,623	27,802	27,602
9/30/25	29,641	30,075	29,609
12/31/25	29,477	30,798	29,453

202501-4140694, 202601-5113308

F1261-052 2/26

Average Annual Total Returns

	1 Year	5 Years	Since Inception 3/16/20
Mid-Cap Index Fund (Z Class)	12.75%	6.94%	20.51%
Russell 3000 Index (Regulatory Benchmark)	17.15	13.15	21.42
Russell Select Mid Cap Index (Strategy Benchmark)	12.73	6.93	20.49

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$347,465
  Number of Portfolio Holdings515
  Investment Advisory Fees Paid (000s)$(191)
  Portfolio Turnover Rate39.3%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Industrials & Business Services	19.2%
Information Technology	18.9
Financials	16.7
Consumer Discretionary	11.6
Health Care	10.0
Communication Services	6.2
Real Estate	4.8
Materials	4.8
Energy	3.2
Other	4.6

Top Ten Holdings (as a % of Net Assets)

Spotify Technology	1.9%
Marvell Technology	1.5
Snowflake	1.5
Cloudflare	1.3
Vertiv Holdings	1.3
NU Holdings	1.2
Alnylam Pharmaceuticals	1.0
ROBLOX	1.0
Anglogold Ashanti	0.9
Ferguson Enterprises	0.9

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Mid-Cap Index Fund

Z Class (TRSZX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2025	2024

Audit Fees	$23,735	$23,525
Audit-Related Fees	-	-
Tax Fees	125	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

  (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,862,000 and $1,262,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
December 31, 2025
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
TRMNX Mid-Cap Index Fund
TRMSX Mid-Cap Index Fund–
.
I Class
TRSZX Mid-Cap Index Fund–
.
Z Class

T. ROWE PRICE Mid-Cap Index Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 20.84 $ 17.65 $ 13.72 $ 19.55 $ 18.37
Investment activities
Net investment income
(1)(2)
0.16 0.15 0.15 0.16 0.13
Net realized and unrealized
gain/loss 2.49 3.37 3.91 (5.74) 1.82
Total from investment
activities 2.65 3.52 4.06 (5.58) 1.95
Distributions
Net investment income (0.17) (0.10) (0.13) (0.14) (0.11)
Net realized gain (1.22) (0.23) — (0.11) (0.66)
Total distributions (1.39) (0.33) (0.13) (0.25) (0.77)
NET ASSET VALUE
End of period $ 22.10 $ 20.84 $ 17.65 $ 13.72 $ 19.55
Ratios/Supplemental Data
Total return
(2)(3)
12.54% 19.84% 29.65% (28.63)% 10.69%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.90% 0.30% 0.35% 2.54% 1.46%
Net expenses after waivers/
payments by Price Associates 0.27% 0.27% 0.27% 0.27% 0.30%
Net investment income 0.74% 0.82% 0.99% 1.00% 0.69%
Portfolio turnover rate 39.3% 31.7% 29.5% 23.4% 34.7%
Net assets, end of period (in
thousands) $109 $103 $214 $166 $237
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Mid-Cap Index Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 20.85 $ 17.70 $ 13.75 $ 19.60 $ 18.42
Investment activities
Net investment income
(1)(2)
0.22 0.19 0.17 0.18 0.18
Net realized and unrealized
gain/loss 2.44 3.37 3.93 (5.76) 1.79
Total from investment
activities 2.66 3.56 4.10 (5.58) 1.97
Distributions
Net investment income (0.21) (0.18) (0.15) (0.16) (0.13)
Net realized gain (1.22) (0.23) — (0.11) (0.66)
Total distributions (1.43) (0.41) (0.15) (0.27) (0.79)
NET ASSET VALUE
End of period $ 22.08 $ 20.85 $ 17.70 $ 13.75 $ 19.60
Ratios/Supplemental Data
Total return
(2)(3)
12.57% 19.99% 29.87% (28.57)% 10.77%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.25% 0.30% 0.40% 0.44% 0.56%
Net expenses after
waivers/payments by Price
Associates 0.14% 0.14% 0.14% 0.14% 0.16%
Net investment income 1.00% 0.98% 1.12% 1.15% 0.86%
Portfolio turnover rate 39.3% 31.7% 29.5% 23.4% 34.7%
Net assets, end of period (in
thousands) $157,396 $138,433 $114,837 $80,256 $90,604
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Mid-Cap Index Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 20.86 $ 17.71 $ 13.75 $ 19.60 $ 18.41
Investment activities
Net investment income
(1)(2)
0.25 0.22 0.20 0.21 0.22
Net realized and unrealized
gain/loss 2.45 3.37 3.93 (5.77) 1.79
Total from investment
activities 2.70 3.59 4.13 (5.56) 2.01
Distributions
Net investment income (0.24) (0.21) (0.17) (0.18) (0.16)
Net realized gain (1.22) (0.23) — (0.11) (0.66)
Total distributions (1.46) (0.44) (0.17) (0.29) (0.82)
NET ASSET VALUE
End of period $ 22.10 $ 20.86 $ 17.71 $ 13.75 $ 19.60
Ratios/Supplemental Data
Total return
(2)(3)
12.75% 20.12% 30.09% (28.47)% 11.00%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.21% 0.25% 0.32% 0.40% 0.60%
Net expenses after waivers/
payments by Price Associates 0.00% 0.00% 0.00% 0.00% 0.01%
Net investment income 1.16% 1.15% 1.31% 1.37% 1.09%
Portfolio turnover rate 39.3% 31.7% 29.5% 23.4% 34.7%
Net assets, end of period (in
thousands) $189,960 $96,405 $37,136 $11,404 $1,132
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Mid-Cap Index Fund
December 31, 2025

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  99.8%
COMMUNICATION SERVICES  6.2%
Diversified Telecommunication Services  0.7%
AST SpaceMobile (1)(2) 15,744 1,144
Frontier Communications Parent (1) 17,714 674
GCI Liberty, Class A (1) 203 8
GCI Liberty, Class A, EC (1)(3) 203 —
GCI Liberty, Class C (1) 2,318 86
Iridium Communications  6,604 115
Liberty Global, Class A (1) 12,027 134
Liberty Global, Class C (1)(2) 9,804 108
2,269
Entertainment  3.7%
Liberty Media Corp-Liberty Formula One, Class A (1)(2) 1,631 146
Liberty Media Corp-Liberty Formula One, Class C (1) 15,025 1,480
Madison Square Garden Sports (1) 1,166 302
ROBLOX, Class A (1) 44,565 3,611
Roku (1) 9,210 999
Spotify Technology (1) 11,062 6,424
12,962
Interactive Media & Services  1.1%
IAC (1) 4,828 189
Pinterest, Class A (1) 42,233 1,093
Reddit, Class A (1) 8,909 2,048
Trump Media & Technology Group (1) 11,529 153
ZoomInfo Technologies (1) 19,264 196
3,679
Media  0.6%
DoubleVerify Holdings (1) 10,300 118
Liberty Broadband, Class A (1) 1,229 59
Liberty Broadband, Class C (1) 8,169 397
New York Times, Class A  11,642 808
Nexstar Media Group  1,991 404
NIQ Global Intelligence (1) 3,421 57
Sirius XM Holdings (2) 13,644 273
2,116
Wireless Telecommunication Services  0.1%
Millicom International Cellular (2) 7,237 401
401
Total Communication Services 21,427

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
CONSUMER DISCRETIONARY  11.6%
Automobile Components  0.5%
BorgWarner  15,110 681
Gentex  15,867 369
Lear  3,735 428
QuantumScape (1)(2) 32,321 337
1,815
Automobiles  0.5%
Harley-Davidson (2) 7,871 161
Lucid Group (1)(2) 8,929 94
Rivian Automotive, Class A (1) 56,224 1,108
Thor Industries (2) 3,620 372
1,735
Broadline Retail  1.1%
Coupang (1) 93,877 2,215
Dillard's, Class A (2) 216 131
Etsy (1) 6,924 384
Macy's  19,366 427
Ollie's Bargain Outlet Holdings (1) 4,438 486
3,643
Distributors  0.2%
LKQ  18,617 562
562
Diversified Consumer Services  0.9%
ADT  36,713 296
Bright Horizons Family Solutions (1) 4,017 407
Duolingo (1) 2,757 484
Grand Canyon Education (1) 1,976 329
H&R Block  9,208 401
Liberty Live Holdings, Class A (1) 1,415 115
Liberty Live Holdings, Class C (1) 3,291 274
Service Corp. International  9,881 771
3,077
Hotels, Restaurants & Leisure  3.7%
Aramark  18,939 698
Boyd Gaming  3,953 337
Caesars Entertainment (1)(2) 14,560 341
Cava Group (1)(2) 7,236 425
Choice Hotels International (2) 1,943 185
Churchill Downs  4,792 545
DraftKings, Class A (1) 34,382 1,185

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Dutch Bros, Class A (1) 8,501 520
Flutter Entertainment (1) 11,335 2,438
Hyatt Hotels, Class A  2,946 472
Penn Entertainment (1) 10,513 155
Planet Fitness, Class A (1) 6,092 661
Restaurant Brands International (2) 23,184 1,582
Texas Roadhouse  4,796 796
Travel + Leisure  4,415 311
Vail Resorts (2) 2,526 335
Viking Holdings (1) 12,628 902
Wendy's (2) 11,505 96
Wingstop  2,013 480
Wyndham Hotels & Resorts  5,227 395
12,859
Household Durables  1.3%
Mohawk Industries (1) 3,647 399
Newell Brands  29,965 111
SharkNinja (1) 6,046 677
Somnigroup International  14,470 1,292
Toll Brothers  6,946 939
TopBuild (1) 2,032 848
Whirlpool  3,857 278
4,544
Leisure Products  0.3%
Brunswick  4,710 349
Mattel (1) 22,519 447
YETI Holdings (1) 5,818 257
1,053
Specialty Retail  2.4%
AutoNation (1) 1,918 396
Bath & Body Works  14,922 300
Burlington Stores (1) 4,499 1,299
CarMax (1) 10,360 400
Chewy, Class A (1) 15,835 523
Dick's Sporting Goods  4,585 908
Five Below (1) 3,908 736
Floor & Decor Holdings, Class A (1)(2) 7,717 470
GameStop, Class A (1) 29,759 598
Gap  16,436 421
Lithia Motors  1,721 572
Murphy USA  1,229 496
Penske Automotive Group (2) 1,315 208

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
RH (1) 1,097 196
Valvoline (1) 9,137 265
Wayfair, Class A (1) 7,107 714
8,502
Textiles, Apparel & Luxury Goods  0.7%
Amer Sports (1) 10,536 394
Birkenstock Holding (1)(2) 3,938 161
Columbia Sportswear  1,869 103
Crocs (1) 3,644 312
On Holding, Class A (1) 16,192 753
PVH  3,428 230
Under Armour, Class A (1)(2) 13,574 67
Under Armour, Class C (1)(2) 13,425 64
VF  25,459 460
2,544
Total Consumer Discretionary 40,334
CONSUMER STAPLES  3.0%
Beverages  0.5%
Boston Beer, Class A (1) 565 110
Celsius Holdings (1) 11,918 545
Coca-Cola Consolidated  4,114 631
Primo Brands (2) 18,455 302
1,588
Consumer Staples Distribution & Retail  1.8%
Albertsons, Class A  28,539 490
BJ's Wholesale Club Holdings (1) 9,470 853
Casey's General Stores  2,651 1,465
Maplebear (1) 12,519 563
Performance Food Group (1) 10,901 980
Sprouts Farmers Market (1) 7,095 565
U.S. Foods Holding (1) 16,047 1,209
6,125
Food Products  0.5%
Darling Ingredients (1) 11,048 398
Flowers Foods  13,420 146
Freshpet (1) 3,420 208
Ingredion  4,630 510
Pilgrim's Pride  2,973 116
Post Holdings (1) 3,486 345
Seaboard  18 80

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Smithfield Foods  3,247 73
1,876
Household Products  0.0%
Reynolds Consumer Products  3,918 90
90
Personal Care Products  0.2%
BellRing Brands (1) 9,031 241
Coty, Class A (1) 25,401 78
elf Beauty (1) 3,938 300
619
Total Consumer Staples 10,298
ENERGY  3.2%
Energy Equipment & Services  0.6%
NOV  26,215 410
TechnipFMC  28,685 1,278
Weatherford International  4,967 389
2,077
Oil, Gas & Consumable Fuels  2.6%
Antero Midstream  24,252 431
Antero Resources (1) 21,029 725
Cheniere Energy  15,303 2,975
Chord Energy  4,122 382
Civitas Resources  6,632 180
DT Midstream  7,352 880
HF Sinclair  11,261 519
Matador Resources  8,394 356
Ovintiv  18,607 729
Permian Resources  51,620 724
Range Resources  17,147 604
Viper Energy, Class A  12,235 473
8,978
Total Energy 11,055
FINANCIALS  16.7%
Banks  4.8%
Bank OZK  7,674 353
BOK Financial  1,589 188
Columbia Banking System  21,495 601
Comerica  9,262 805
Commerce Bancshares  9,383 491
Cullen/Frost Bankers  4,310 546

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
East West Bancorp  9,773 1,098
First Citizens BancShares, Class A  647 1,389
First Hawaiian  8,859 224
First Horizon  36,426 871
FNB  25,739 440
NU Holdings, Class A (1) 240,402 4,024
Pinnacle Financial Partners  5,547 529
Popular  4,768 594
Prosperity Bancshares  6,630 458
SOUTHSTATE BANK  7,280 685
Synovus Financial  10,052 503
TFS Financial  3,766 50
Webster Financial  11,873 747
Western Alliance Bancorp  7,832 659
Wintrust Financial  4,791 670
Zions Bancorp  10,532 617
16,542
Capital Markets  4.0%
Affiliated Managers Group  2,001 577
Blue Owl Capital (2) 46,081 688
Brookfield Asset Management, Class A  27,386 1,435
Bullish (1) 2,380 90
Carlyle Group  18,702 1,105
Evercore, Class A  2,671 909
Freedom Holding (1) 1,268 154
Hamilton Lane, Class A  2,909 391
Houlihan Lokey  3,927 684
Janus Henderson Group  9,011 429
Jefferies Financial Group  11,115 689
Lazard  6,615 321
LPL Financial Holdings  5,717 2,042
MarketAxess Holdings  2,642 479
Morningstar  1,624 353
SEI Investments  7,429 609
Stifel Financial  7,161 897
TPG  9,605 613
Tradeweb Markets, Class A  8,447 908
Virtu Financial, Class A  5,708 190
XP, Class A  28,577 468
14,031
Consumer Finance  1.3%
Ally Financial  19,993 906
Credit Acceptance (1)(2) 315 140

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Figure Technology Solutions, Class A (1) 2,499 102
OneMain Holdings  8,651 584
SLM  14,714 398
SoFi Technologies (1)(2) 87,018 2,278
4,408
Financial Services  2.2%
Affirm Holdings (1) 19,690 1,465
Corebridge Financial  19,014 574
Equitable Holdings  21,489 1,024
Euronet Worldwide (1) 2,707 206
MGIC Investment  15,880 464
Rocket, Class A  67,391 1,305
Shift4 Payments, Class A (1)(2) 4,758 300
Toast, Class A (1) 33,137 1,177
UWM Holdings  12,281 54
Voya Financial  6,970 519
Western Union (2) 23,034 214
WEX (1)(2) 2,440 363
7,665
Insurance  3.6%
American Financial Group  4,801 656
Assured Guaranty  3,204 288
Axis Capital Holdings  5,398 578
Brighthouse Financial (1) 4,107 266
CNA Financial (2) 1,521 73
F&G Annuities & Life  1,082 33
Fidelity National Financial  18,379 1,003
First American Financial  7,055 433
Hanover Insurance Group  2,564 469
Kemper  4,481 182
Kinsale Capital Group  1,606 628
Lincoln National  12,373 551
Markel Group (1) 893 1,920
Old Republic International  16,583 757
Primerica  2,344 606
Reinsurance Group of America  4,778 972
RenaissanceRe Holdings  3,280 922
RLI  5,770 369
Ryan Specialty Holdings  7,506 387
Unum Group  12,246 949
White Mountains Insurance Group  178 370
12,412

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Mortgage Real Estate Investment Trusts  0.8%
AGNC Investment, REIT (2) 77,606 832
Annaly Capital Management, REIT  48,867 1,093
Rithm Capital, REIT  39,108 426
Starwood Property Trust, REIT (2) 25,067 451
2,802
Total Financials 57,860
HEALTH CARE  10.0%
Biotechnology  5.1%
Alnylam Pharmaceuticals (1) 9,109 3,622
Apellis Pharmaceuticals (1) 7,749 195
BioMarin Pharmaceutical (1) 13,792 820
Caris Life Sciences (1) 1,629 44
Exact Sciences (1) 13,337 1,354
Exelixis (1) 19,093 837
Halozyme Therapeutics (1) 8,376 564
Insmed (1) 15,034 2,617
Ionis Pharmaceuticals (1) 11,458 906
Natera (1) 9,315 2,134
Neurocrine Biosciences (1) 6,917 981
Revolution Medicines (1) 12,381 986
Roivant Sciences (1) 28,313 614
Sarepta Therapeutics (1) 6,666 143
Summit Therapeutics (1)(2) 8,396 147
Ultragenyx Pharmaceutical (1) 6,629 152
United Therapeutics (1) 3,037 1,480
Viking Therapeutics (1)(2) 7,832 276
17,872
Health Care Equipment & Supplies  0.9%
DENTSPLY SIRONA (2) 14,313 164
Envista Holdings (1) 11,804 256
Globus Medical, Class A (1) 8,140 711
Inspire Medical Systems (1) 1,976 182
Masimo (1) 3,186 415
Penumbra (1) 2,709 842
Teleflex  3,115 380
2,950
Health Care Providers & Services  0.7%
Acadia Healthcare (1)(2) 6,540 93
Chemed  1,009 432
Encompass Health  7,229 767

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Tenet Healthcare (1) 6,233 1,238
2,530
Health Care Technology  0.8%
Certara (1) 8,820 78
Doximity, Class A (1) 9,439 418
Veeva Systems, Class A (1) 10,594 2,365
2,861
Life Sciences Tools & Services  1.6%
Avantor (1) 47,891 549
Bio-Rad Laboratories, Class A (1) 1,343 407
Bruker (2) 7,428 350
Illumina (1) 11,004 1,443
Medpace Holdings (1) 1,617 908
QIAGEN (2) 15,471 696
Repligen (1) 3,825 627
Sotera Health (1) 14,689 259
Tempus AI (1)(2) 6,965 411
5,650
Pharmaceuticals  0.9%
Corcept Therapeutics (1) 6,829 238
Elanco Animal Health (1) 35,707 808
Jazz Pharmaceuticals (1) 4,228 719
Organon  18,667 134
Perrigo  9,791 136
Royalty Pharma, Class A  27,809 1,074
3,109
Total Health Care 34,972
INDUSTRIALS & BUSINESS SERVICES  19.2%
Aerospace & Defense  3.4%
ATI (1) 9,633 1,106
BWX Technologies  6,525 1,128
Carpenter Technology  3,441 1,083
Curtiss-Wright  2,693 1,485
HEICO  3,033 981
HEICO, Class A  5,370 1,356
Hexcel  5,739 424
Karman Holdings (1)(2) 3,656 268
Leonardo DRS  5,435 185
Loar Holdings (1) 3,065 208
Rocket Lab (1) 29,680 2,070
StandardAero (1) 10,183 292

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Woodward  4,286 1,296
11,882
Air Freight & Logistics  0.1%
GXO Logistics (1) 7,934 418
418
Building Products  1.4%
AAON (2) 4,833 369
Advanced Drainage Systems  5,128 743
Armstrong World Industries  3,124 597
Carlisle  2,959 946
Fortune Brands Innovations  8,771 439
Hayward Holdings (1) 14,264 220
Owens Corning  6,024 674
Simpson Manufacturing  3,036 490
Trex (1) 7,670 269
4,747
Commercial Services & Supplies  1.0%
Clean Harbors (1) 3,671 861
MSA Safety  2,681 429
RB Global  13,273 1,365
Tetra Tech  19,064 640
3,295
Construction & Engineering  1.2%
AECOM  9,588 914
API Group (1) 26,327 1,007
Everus Construction Group (1) 3,656 313
MasTec (1) 4,443 965
Valmont Industries  1,414 569
WillScot Holdings (2) 12,788 241
4,009
Electrical Equipment  2.1%
Acuity  2,202 793
nVent Electric  11,390 1,161
Regal Rexnord  4,794 673
Sensata Technologies Holding  10,429 347
Vertiv Holdings, Class A  27,346 4,430
7,404
Ground Transportation  1.3%
Avis Budget Group (1)(2) 1,213 156
Knight-Swift Transportation Holdings  11,434 598
Landstar System  2,472 355

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Lyft, Class A (1) 27,784 538
Ryder System  2,854 546
Saia (1) 1,935 632
Schneider National, Class B  3,477 92
U-Haul Holding (1)(2) 587 30
U-Haul Holding, Non-Voting  7,272 340
XPO (1) 8,197 1,114
4,401
Machinery  3.3%
AGCO  4,498 469
Allison Transmission Holdings  6,026 590
CNH Industrial  63,764 588
Crane  3,572 659
Donaldson  8,426 747
Esab  4,127 461
Flowserve  9,142 634
Gates Industrial (1) 17,902 384
Graco  11,861 972
ITT  6,049 1,050
Lincoln Electric Holdings  3,884 931
Middleby (1) 3,439 511
Mueller Industries  7,856 902
Oshkosh  4,564 574
RBC Bearings (1) 2,214 993
Timken  4,497 378
Toro  7,162 564
11,407
Marine Transportation  0.1%
Kirby (1) 3,950 435
435
Passenger Airlines  0.3%
Alaska Air Group (1)(2) 8,117 408
American Airlines Group (1) 47,333 726
1,134
Professional Services  2.2%
Amentum Holdings (1) 11,449 332
Booz Allen Hamilton Holding  8,683 733
CACI International, Class A (1) 1,574 839
Clarivate (1)(2) 26,390 88
Concentrix  3,175 132
ExlService Holdings (1) 11,191 475
FTI Consulting (1) 2,191 374

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Genpact  11,667 546
KBR  9,037 363
ManpowerGroup  3,310 98
Parsons (1) 3,825 236
Paylocity Holding (1) 3,179 485
Robert Half  7,107 193
Science Applications International  3,296 332
SS&C Technologies Holdings  14,977 1,309
TransUnion  13,945 1,196
7,731
Trading Companies & Distributors  2.8%
Air Lease  7,553 485
Applied Industrial Technologies  2,667 685
Core & Main, Class A (1) 13,778 716
Ferguson Enterprises  13,721 3,055
FTAI Aviation  7,296 1,436
MSC Industrial Direct, Class A  3,183 268
QXO (1)(2) 44,259 854
SiteOne Landscape Supply (1) 3,120 389
Watsco (2) 2,521 849
WESCO International  3,471 849
9,586
Total Industrials & Business Services 66,449
INFORMATION TECHNOLOGY  18.9%
Communications Equipment  1.3%
Ciena (1) 10,124 2,368
Lumentum Holdings (1)(2) 5,050 1,861
Ubiquiti (2) 304 168
4,397
Electronic Equipment, Instruments & Components  2.1%
Arrow Electronics (1) 3,648 402
Avnet  5,850 281
Cognex  12,167 438
Coherent (1) 11,145 2,057
Crane NXT (2) 3,519 166
Flex (1) 26,367 1,593
Ingram Micro Holding (2) 1,557 33
IPG Photonics (1) 1,801 129
Littelfuse  1,781 450
Ralliant  7,995 407
TD SYNNEX  5,538 832

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Vontier  10,209 380
7,168
IT Services  4.6%
Amdocs  7,863 633
Cloudflare, Class A (1) 22,535 4,443
DXC Technology (1) 12,577 184
Globant (1) 3,103 203
Kyndryl Holdings (1) 16,771 445
MongoDB (1) 5,660 2,376
Okta (1) 11,961 1,034
Snowflake (1) 23,607 5,178
Twilio, Class A (1) 10,127 1,441
15,937
Semiconductors & Semiconductor Equipment  3.7%
Allegro MicroSystems (1)(2) 8,925 235
Amkor Technology  8,213 324
Astera Labs (1) 9,026 1,502
Cirrus Logic (1) 3,616 428
Enphase Energy (1) 9,153 293
Entegris  10,860 915
GLOBALFOUNDRIES (1) 7,384 258
Lattice Semiconductor (1) 9,867 726
MACOM Technology Solutions Holdings (1) 4,584 785
Marvell Technology  62,157 5,282
MKS  4,873 779
Onto Innovation (1) 3,533 558
Qorvo (1) 6,083 514
Universal Display  3,158 369
12,968
Software  6.8%
Appfolio, Class A (1) 1,581 368
Atlassian, Class A (1) 11,895 1,929
Aurora Innovation (1) 83,846 322
Bentley Systems, Class B (2) 11,134 425
BILL Holdings (1) 5,825 318
CCC Intelligent Solutions Holdings (1) 41,057 326
Circle Internet Group (1) 3,392 269
Confluent, Class A (1) 20,976 634
Docusign (1) 14,350 981
Dolby Laboratories, Class A (2) 4,348 279
Dropbox, Class A (1) 13,221 368
Dynatrace (1) 21,275 922

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Elastic (1) 6,690 505
Gitlab, Class A (1) 10,041 377
Guidewire Software (1) 6,073 1,221
HubSpot (1) 3,643 1,462
Manhattan Associates (1) 4,350 754
nCino (1) 7,663 196
Nutanix, Class A (1) 18,767 970
Pegasystems  6,251 373
Procore Technologies (1) 8,322 605
RingCentral, Class A (1)(2) 5,755 166
Rubrik, Class A (1) 9,702 742
SailPoint (1)(2) 4,412 89
Samsara, Class A (1) 22,617 802
SentinelOne, Class A (1) 21,221 318
Strategy (1) 19,234 2,923
Teradata (1) 6,799 207
UiPath, Class A (1) 29,163 478
Unity Software (1) 23,016 1,017
Zoom Communications (1) 19,095 1,648
Zscaler (1) 7,158 1,610
23,604
Technology Hardware, Storage & Peripherals  0.4%
Pure Storage, Class A (1) 22,248 1,491
1,491
Total Information Technology 65,565
MATERIALS  4.8%
Chemicals  1.3%
Ashland  3,257 191
Axalta Coating Systems (1) 15,442 499
Celanese  7,859 332
Eastman Chemical  8,320 531
Element Solutions  15,904 397
FMC  9,065 126
Huntsman  11,813 118
NewMarket  410 282
Olin  8,253 172
RPM International  9,209 958
Scotts Miracle-Gro  3,138 183
Solstice Advanced Materials (1) 11,524 560
Westlake (2) 2,401 177
4,526

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Construction Materials  0.2%
Eagle Materials  2,303 476
James Hardie Industries (1) 10,732 223
699
Containers & Packaging  0.8%
AptarGroup  4,753 580
Crown Holdings  8,386 864
Graphic Packaging Holding  21,015 316
Sealed Air  10,312 427
Silgan Holdings (2) 6,350 256
Sonoco Products  7,079 309
2,752
Metals & Mining  2.4%
Alcoa  18,464 981
Anglogold Ashanti  36,180 3,085
Cleveland-Cliffs (1) 40,621 540
MP Materials (1)(2) 9,469 478
Reliance  3,730 1,078
Royal Gold  5,866 1,304
Southern Copper  6,031 865
8,331
Paper & Forest Products  0.1%
Louisiana-Pacific  4,528 366
366
Total Materials 16,674
REAL ESTATE  4.8%
Diversified Real Estate Investment Trusts  0.3%
WP Carey, REIT  15,487 997
997
Health Care Real Estate Investment Trusts  0.4%
Healthcare Realty Trust, REIT (2) 23,173 393
Medical Properties Trust, REIT (2) 35,859 179
Omega Healthcare Investors, REIT  21,374 948
1,520
Hotel & Resort Real Estate Investment Trusts  0.0%
Park Hotels & Resorts, REIT (2) 14,115 148
148
Industrial Real Estate Investment Trusts  0.8%
Americold Realty Trust, REIT (2) 20,493 264
EastGroup Properties, REIT  3,844 685

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
First Industrial Realty Trust, REIT  9,278 531
Lineage, REIT (2) 5,076 178
Rexford Industrial Realty, REIT  16,924 655
STAG Industrial, REIT  13,532 497
2,810
Office Real Estate Investment Trusts  0.4%
Cousins Properties, REIT  11,999 309
Highwoods Properties, REIT  7,767 201
Kilroy Realty, REIT  8,434 315
Vornado Realty Trust, REIT  12,467 415
1,240
Real Estate Management & Development  0.7%
Howard Hughes Holdings (1) 2,231 178
Jones Lang LaSalle (1) 3,374 1,135
Zillow Group, Class A (1) 3,480 237
Zillow Group, Class C (1) 11,973 817
2,367
Residential Real Estate Investment Trusts  0.8%
American Homes 4 Rent, Class A, REIT  24,791 795
Equity LifeStyle Properties, REIT  13,922 844
Sun Communities, REIT  8,755 1,085
2,724
Retail Real Estate Investment Trusts  0.5%
Agree Realty, REIT  8,216 592
Brixmor Property Group, REIT  22,119 580
NNN REIT, REIT  13,554 537
1,709
Specialized Real Estate Investment Trusts  0.9%
CubeSmart, REIT  16,446 593
EPR Properties, REIT  5,362 267
Fermi (1)(2) 2,587 21
Gaming & Leisure Properties, REIT  19,673 879
Lamar Advertising, Class A, REIT  6,262 793
Millrose Properties, REIT  11,006 329
National Storage Affiliates Trust, REIT (2) 5,060 143
Rayonier, REIT  11,654 252
3,277
Total Real Estate 16,792

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
UTILITIES  1.4%
Electric Utilities  0.3%
IDACORP (2) 3,909 495
OGE Energy  14,589 623
1,118
Gas Utilities  0.4%
MDU Resources Group  14,581 285
National Fuel Gas  6,501 520
UGI  15,620 585
1,390
Independent Power & Renewable Electricity
Producers  0.5%
Brookfield Renewable (2) 9,521 365
Clearway Energy, Class A  2,489 78
Clearway Energy, Class C  5,847 195
Talen Energy (1) 3,245 1,216
1,854
Water Utilities  0.2%
Essential Utilities  20,350 781
781
Total Utilities 5,143
Total Common Stocks (Cost $297,848) 346,569
EQUITY FUNDS  0.1%
SPDR S&P MidCap 400 ETF Trust  694 419
Total Equity Funds (Cost $421) 419
SHORT-TERM INVESTMENTS  0.1%
Money Market Funds  0.1%
T. Rowe Price Government Reserve Fund, 3.77% (4)(5) 472,346 472
Total Short-Term Investments (Cost $472) 472

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
SECURITIES LENDING COLLATERAL  3.0%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 3.0%
Money Market Funds 3.0%
T. Rowe Price Treasury Reserve Fund, 3.75% (4)(5) 10,279,144 10,279
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 10,279
Total Securities Lending Collateral (Cost $10,279) 10,279
Total Investments in Securities
103.0% of Net Assets
(Cost $309,020) $ 357,739
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) See Note 3. All or a portion of this security is on loan at December 31, 2025.
(3) See Note 2. Level 3 in fair value hierarchy.
(4) Seven-day yield
(5) Affiliated Companies
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets;
the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
ETF Exchange-Traded Fund
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Mid-Cap Index Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control.
The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
3.77% $ — $ — $ 12++
T. Rowe Price Treasury Reserve Fund, 3.75% — — —++
Totals $ —# $ — $ 12+
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
12/31/25
T. Rowe Price Government
Reserve Fund, 3.77% $ 4,514  ¤  ¤ $ 472
T. Rowe Price Treasury
Reserve Fund, 3.75% —  ¤  ¤ 10,279
Total $ 10,751^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 3.
+ Investment income comprised $12 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $10,751.

T. ROWE PRICE Mid-Cap Index Fund
December 31, 2025
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $309,020) $ 357,739
Receivable for investment securities sold 2,340
Dividends receivable 250
Receivable for shares sold 151
Due from affiliates 30
Other assets 13
Total assets 360,523
Liabilities
Obligation to return securities lending collateral 10,279
Payable for shares redeemed 2,263
Payable for investment securities purchased 420
Investment management fees payable 27
Other liabilities 69
Total liabilities 13,058
Commitments and Contingent Liabilities (note 6 )
NET ASSETS $ 347,465

T. ROWE PRICE Mid-Cap Index Fund
December 31, 2025
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 48,326
Paid-in capital applicable to 15,727,536 shares of $0.0001
par value capital stock outstanding; 2,000,000,000 shares of the Corporation authorized 299,139
NET ASSETS $ 34 7,465
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $109; Shares outstanding: 4,922) $ 22.10
I Class
(Net assets: $157,396; Shares outstanding: 7,127,466) $ 22.08
Z Class
(Net assets: $189,960; Shares outstanding: 8,595,148) $ 22.10

T. ROWE PRICE Mid-Cap Index Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/25
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $15) $ 3,335
Securities lending 32
Other 4
Total income 3,371
Expenses
Investment management 263
Shareholder servicing
I Class 56
Prospectus and shareholder reports
Investor Class
$
1
I Class 4
Z Class 3 8
Custody and accounting 282
Legal and audit 36
Directors 1
Miscellaneous 19
Waived / paid by Price Associates (454)
Total expenses 211
Net investment income 3,160
Realized and Unrealized Gain / Loss –
Net realized gain on securities 19,878
Change in net unrealized gain / loss on securities 13,207
Net realized and unrealized gain / loss 33,085
INCREASE IN NET ASSETS FROM OPERATIONS $ 36,245

T. ROWE PRICE Mid-Cap Index Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
12/31/25 12/31/24
Increase (Decrease) in Net Assets
Operations
Net investment income $ 3,160 $ 1,978
Net realized gain 19,878 5,868
Change in net unrealized gain / loss 13,207 27,587
Increase in net assets from operations 36,245 35,433
Distributions to shareholders
Net earnings
Investor Class (7) (1)
I Class (9,526) (2,680)
Z Class (11,647) (1,967)
Decrease in net assets from distributions (21,180) (4,648)
Capital share transactions
*
Shares sold
I Class 16,573 15,317
Z Class 108,309 59,186
Distributions reinvested
I Class 9,526 2,680
Z Class 11,647 1,967
Shares redeemed
Investor Class – (148)
I Class (15,285) (14,614)
Z Class (33,311) (12,419)
Increase in net assets from capital share
transactions 97,459 51,969

T. ROWE PRICE Mid-Cap Index Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
12/31/25 12/31/24
Net Assets
Increase during period 112,524 82,754
Beginning of period 234,941 152,187
End of period $ 347,465 $ 234,941
*Share information (000s)
Shares sold
I Class 780 790
Z Class 4,926 3,033
Distributions reinvested
I Class 419 121
Z Class 512 89
Shares redeemed
Investor Class – (7)
I Class (711) (759)
Z Class (1,463) (599)
Increase in shares outstanding 4,463 2,668

T. ROWE PRICE Mid-Cap Index Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Index Trust, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Mid-Cap Index Fund (the
fund) is an open-end management investment company established by the corporation and intends to be diversified in approximately the same proportion as the index it tracks is diversified. The fund may become nondiversified for periods of time solely as a result of changes in the composition of the index
(for example, changes in the relative market capitalization or index weighting of one or more securities represented in the index). The fund seeks to track the performance of a benchmark index that measures the investment return of mid-
capitalization U.S. stocks. The fund is available for investment only by mutual funds, college savings plans, and other institutional client accounts managed by T. Rowe Price Associates, Inc., or its affiliates and is not available for direct purchase by members of the public. The fund has three classes of shares: the
Mid-Cap Index Fund (Investor Class), the Mid-Cap Index Fund–I Class (I Class)
and the Mid-Cap Index Fund–Z Class (Z Class). I Class shares require a
$500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The Z Class is only available to funds advised by T. Rowe
Price Associates, Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

T. ROWE PRICE Mid-Cap Index Fund

Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

T. ROWE PRICE Mid-Cap Index Fund

NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial

T. ROWE PRICE Mid-Cap Index Fund

instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Mid-Cap Index Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on December 31, 2025
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Any non-cash collateral received cannot be sold, re-invested
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 346,569 $ — $ — $ 346,569
Equity Funds 419 — — 419
Short-Term Investments 472 — — 472
Securities Lending Collateral 10,279 — — 10,279
Total $ 357,739 $ — $ — $ 357,739

T. ROWE PRICE Mid-Cap Index Fund

or pledged by the fund, except in the event of borrower default. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At December 31, 2025, the value of loaned securities was $17,843,000; the aggregate value of collateral was $18,493,000 and consisted of cash collateral and related investments of
$10,279,000 and U.S. government securities of $8,214,000.
Other Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $194,124,000 and
$114,757,000, respectively, for the year ended December 31, 2025.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets.

T. ROWE PRICE Mid-Cap Index Fund

The tax character of distributions paid for the periods presented was as follows:
At December 31, 2025, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At December 31, 2025, the tax-basis components of accumulated net earnings
(loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales.
($000s)
December 31,
2025
December 31,
2024
Ordinary income (including short-term capital
gains, if any) $ 7,094 $ 3,483
Long-term capital gain 14,086 1,165
Total distributions $ 21,180 $ 4,648
($000s)
Cost of investments $ 316,820
Unrealized appreciation $ 70,678
Unrealized depreciation (29,759)
Net unrealized appreciation (depreciation) $ 40,919
($000s)
Undistributed ordinary income $ 2,555
Undistributed long-term capital gain 4,852
Net unrealized appreciation (depreciation) 40,919
Total distributable earnings (loss) $ 48,326

T. ROWE PRICE Mid-Cap Index Fund

NOTE 5 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price
Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management agreement between the fund and
Price Associates provides for an annual investment management fee equal to 0.09% of the fund’s average daily net assets. The fee is computed daily and paid monthly.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board.
During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense

T. ROWE PRICE Mid-Cap Index Fund

ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby Price Associates has agreed to waive and/or bear all of the Z Class’
expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the year ended December 31, 2025 as indicated in the table below. Including these amounts, expenses previously waived/paid by Price Associates in the amount of $578,000 remain subject to repayment by the fund at December 31, 2025. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.

T. ROWE PRICE Mid-Cap Index Fund

In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the year ended December 31, 2025, expenses incurred pursuant to these service agreements were $124,000 for Price
Associates and less than $1,000 for T. Rowe Price Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates invests. As approved by the fund’s
Board of Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. Price has agreed to waive/reimburse shareholder servicing costs in excess of 0.05% of the fund’s average daily value of its shares owned by the college savings plan. Any amounts waived/
paid by Price under this voluntary agreement are not subject to repayment by the fund. Price may amend or terminate this voluntary arrangement at any time without prior notice. For the year ended December 31, 2025, the fund was charged $55,000 for shareholder servicing costs related to the college savings plans, of which $8,000 was for services provided by Price. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities. At
December 31, 2025, approximately 93% of the outstanding shares of the I Class were held by college savings plans.
Investor
Class I Class Z Class
Expense limitation/I Class Limit 0.27% 0.05% 0.00%
Expense limitation date 02/29/28 02/29/28 N/A
(Waived)/repaid during the period ($000s) $(1) $(153) $(300)

T. ROWE PRICE Mid-Cap Index Fund

Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price Funds and accounts) may invest in the fund. No
Price fund or account may invest for the purpose of exercising management or control over the fund. At December 31, 2025, 100% of the Z Class's outstanding shares were held by Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Effective November 12, 2025, cash collateral from securities lending, if any, is invested in the T. Rowe Price Treasury Reserve Fund. Prior to
November 12, 2025, cash collateral from securities lending, if any, was invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
As of December 31, 2025, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 4,922 shares of the Investor Class, representing 100% of the Investor Class's net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended December 31, 2025, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 7 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the

T. ROWE PRICE Mid-Cap Index Fund

Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE Mid-Cap Index Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price Index Trust, Inc. and
Shareholders of T. Rowe Price Mid-Cap Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Mid-Cap Index Fund (one of the funds constituting T. Rowe Price Index Trust, Inc., referred to hereafter as the
"Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”).
In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Mid-Cap Index Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 20, 2026
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Mid-Cap Index Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/25
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included:
$14,086,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund for the fiscal year are qualified short-term capital gains.
For taxable non-corporate shareholders, $2,362,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders, $2,052,000 of the fund's income qualifies for the dividends-received deduction.
For individuals and certain trusts and estates which are entitled to claim a deduction of up to 20% of their combined qualified real estate investment trust
(REIT) dividends, $390,000 of the fund's income qualifies as qualified real estate investment trust (REIT) dividends.

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F32-050 2/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Index Trust, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 20, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 20, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 20, 2026